Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical)	12 Months Ended
Sep. 30, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition	$ 213,684
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition	$ 329,450
Ely [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares	15,946,732